INCOME TAXES: Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027	$ 57
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029	720
Effective income tax rate differs from the statutory rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net (as a percent)	1.00%	1.00%	1.10%
Exempt municipal bond interest (as a percent)	(0.50%)	(0.40%)	(0.50%)
Foreign tax rates (as a percent)	(1.50%)	(2.00%)	(1.60%)
Qualified domestic production activities deduction (as a percent)	(2.80%)	(2.20%)	(3.10%)
Tax credits receivable (as a percent)	(0.60%)	(0.90%)	(0.90%)
Adjustment of deferred tax balances (as a percent)	1.90%	(1.10%)	(0.50%)
Reserve for uncertain tax benefits (as a percent)		(0.70%)	(0.30%)
Other, net (as a percent)	(1.40%)	(0.70%)	0.70%
Effective income tax rate (as a percent)	31.10%	28.00%	29.90%
Foreign subsidiaries' undistributed earnings	5,393	10,988
Estimated federal income tax liability on foreign subsidiaries' undistributed earnings (as a percent)	30.00%
Cash and short term investments held by foreign subsidiary	15,986	11,674
Portion of unrecognized tax benefits that, if recognized, would favorably affect annual effective income tax rate	4,805	3,539
Interest and penalties included in liability for uncertain tax positions	1,591	1,157
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	6,010	6,677	6,804
Increases in tax positions for the current year	1,827	1,163	727
Reductions in tax positions for lapse of statute of limitations	(1,050)	(867)	(854)
Reductions in tax positions relating to settlements with taxing authorities	(403)	(140)
Reductions in tax positions for effective settlements		(823)
Unrecognized tax benefits at the end of the period	6,993	6,010	6,677
Canada
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027	289
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2028	5,767
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029	4,104
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2031	720
Spain
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2026	304
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027	64
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2028	223
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029	110
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2030	341
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2031	445
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2032	$ 605